Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Real estate owned:
Real estate held for investment	$ 6,490,791	$ 5,683,676
Less: accumulated depreciation	(1,566,618)	(1,288,053)
Real estate investment, net	4,924,173	4,395,623
Real estate under development (net of accumulated depreciation of $0 and $1,226)	97,912	318,531
Real estate held for sale (net of accumulated depreciation of $71,708 and $62,014)	220,936	249,600
Total real estate owned, net of accumulated depreciation	5,243,021	4,963,754
Cash and cash equivalents	9,486	5,985
Marketable securities	3,866	37,650
Restricted cash	15,447	8,879
Deferred financing costs, net	27,267	26,601
Notes receivable	7,800	7,800
Investment in unconsolidated joint ventures	148,057	14,126
Other assets	74,596	67,822
Total assets	5,529,540	5,132,617
LIABILITIES AND STOCKHOLDERS' EQUITY
Secured debt	1,908,068	1,932,738
Secured debt - real estate held for sale	55,602	56,696
Unsecured debt	1,603,834	1,437,155
Real estate taxes payable	14,585	16,976
Accrued interest payable	20,889	19,146
Security deposits and prepaid rent	26,046	31,798
Distributions payable	36,561	30,857
Deferred fees and gains on the sale of depreciable property	28,943	28,826
Accounts payable, accrued expenses, and other liabilities	105,925	80,685
Total liabilities	3,800,453	3,634,877
Redeemable non-controlling interests in operating partnership	119,057	98,758
Stockholders' equity
Common stock, $0.01 par value; 250,000,000 shares authorized 182,496,330 shares issued and outstanding (155,465,482 shares at December 31, 2009)	1,825	1,555
Additional paid-in capital	2,450,141	1,948,669
Distributions in excess of net income	973,864	(687,180)
Accumulated other comprehensive loss, net	(3,469)	2
Total UDR, Inc. stockholders' equity	1,606,343	1,395,441
Non-controlling interest	3,687	3,541
Total equity	1,610,030	1,398,982
Total liabilities and stockholders' equity	5,529,540	5,132,617
Common Stock
Stockholders' equity
Total equity	1,825	1,555
Preferred Stock
Stockholders' equity
Total equity	131,710	132,395
8.00% Series E Cumulative Convertible Preferred Stock
Stockholders' equity
Preferred stock, Value	46,571	46,571
6.75% Series G Cumulative Redeemable Preferred Stock
Stockholders' equity
Preferred stock, Value	$ 85,139	$ 85,824